Segment Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) segment	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Segment Reporting Information [Line Items]
Number of operating segments | segment	3	3
Operating revenue, net	¥ 2,630,707	$ 370,527	¥ 2,801,768	¥ 3,205,914
Operating (loss)/profit	(6,743)	(950)	477,987	(1,862,842)
(Loss)/profit before income tax	164,240	23,133	630,693	(1,795,067)
Income tax benefit/(expense)	(555)	(78)	(22,976)	220,987
Net (loss)/profit | ¥	167,221		607,717	(1,574,080)
Operating segments
Segment Reporting Information [Line Items]
Operating revenue, net	2,630,707	370,527	2,801,768	3,205,914
Operating (loss)/profit	127,126	17,905	590,013	(1,636,681)
Total other income	170,983	24,083	152,706	67,775
(Loss)/profit before income tax	164,240	23,133	630,693	(1,795,067)
Income tax benefit/(expense)	(555)	(78)	(22,976)	220,987
Net (loss)/profit	163,685	23,055	607,717	(1,574,080)
Operating segments | Insurance
Segment Reporting Information [Line Items]
Operating revenue, net	2,340,915	329,711	2,559,160	3,071,009
Operating (loss)/profit	528,137	74,387	1,035,088	(811,319)
Operating segments | Crowdfunding
Segment Reporting Information [Line Items]
Operating revenue, net	162,683	22,913	155,803
Operating (loss)/profit	(245,776)	(34,617)	(254,175)	(674,977)
Operating segments | Other segments
Segment Reporting Information [Line Items]
Operating revenue, net	127,109	17,903	86,805	134,905
Operating (loss)/profit	(155,235)	(21,865)	(190,900)	(150,385)
Corporate, Non-Segment
Segment Reporting Information [Line Items]
Operating (loss)/profit	¥ 133,869	$ 18,855	¥ 112,026	¥ 226,161